Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
16.	NET INCOME (LOSS) PER SHARE
The calculation of net income (loss) per share is as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:

Net income (loss) attributed to ordinary shareholders for computing net income (loss) per ordinary share-basic and diluted	2,970,890	2,103,484	(2,913,708)
Denominator:
Denominator for computing net income (loss) per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	415,316,627	416,914,898	404,701,910

Denominator for computing net income (loss) per share-diluted:
Weighted average shares outstanding used in computing net income (loss) per ordinary share-diluted	451,206,091	452,081,642	404,701,910 (i)

Net income (loss) per ordinary share attributable to Momo Inc. – basic	7.15	5.05	(7.20)

Net income (loss) per ordinary share attributable to Momo Inc. - diluted	6.76	4.83	(7.20)

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net income (loss) per ordinary share for the years ended December 31, 2019, 2020 and 2021, because their effect is anti-dilutive:

	For the year ended December 31,
	2019	2020	2021

Share issuable upon exercise of share options	902,655	9,907,671	29,676,253
Share issuable upon exercise of RSUs	45,893	220,781	272,500

(i)
The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2019, an incremental weighted average number of 13,188,085 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 22,701,379 ordinary shares resulting from the assumed conversion of convertible senior notes were included.

For the year ended December 31, 2020, an incremental weighted average number of 11,762,418 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 23,404,327 ordinary shares resulting from the assumed conversion of convertible senior notes were included.
The computation of diluted loss per share for the year ended December 31, 2021 has not considered the effect of the share options, RSUs and convertible senior notes given that the effect is anti-dilutive.